Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	Aug. 01, 2016	Jun. 30, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Principal			$ 1,270,457
10 % Senior Secured Notes due 2020
Subsequent Event [Line Items]
Principal		$ 700,000	$ 700,000
Subsequent Event | Exchange Offer
Subsequent Event [Line Items]
Exchange offer description	The Company is offering to exchange (i) new senior secured notes and warrants for the $700.0 million principal amount of the Secured Notes and (ii) second lien convertible notes for $463.1 million principal amount of the 2019 Notes and 2020 Notes. The new notes would contain the same interest rates and maturity dates as the existing notes but would in certain circumstances and terms allow the Company to pay the interest in-kind and with respect to the new second lien notes, subject to the Company obtaining stockholder approval, be convertible into shares of the Company’s common stock.
Subsequent Event | Exchange Offer | 10 % Senior Secured Notes due 2020
Subsequent Event [Line Items]
Principal	$ 700,000
Subsequent Event | Exchange Offer | 2019 Notes and 2020 Notes
Subsequent Event [Line Items]
Principal	$ 463,100